OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 362	$ 327
Pension obligations	75	77
Concession payment liability	11	13
Due to related parties	1	2
Other	82	128
Other long-term liabilities, net	$ 531	$ 547